Schedule of Investments

July 31, 2019 (Unaudited)

Schedule of Investments
LSV Global Value Fund
	Shares	Value (000)
U.S. Common Stock (57.3%)
Aerospace & Defense (2.4%)
Huntington Ingalls Industries	160	$37
Raytheon	200	36
Rheinmetall	300	34
Spirit AeroSystems Holdings, Cl A	400	31

		138

Agricultural Products (0.3%)
Ingredion	200	15

Air Freight & Logistics (0.6%)
FedEx	200	34

Aircraft (1.7%)
Delta Air Lines	500	31
JetBlue Airways*	900	17
United Airlines Holdings*	500	46

		94

Apparel Retail (0.7%)
Foot Locker	600	25
Gap	900	17

		42

Application Software (0.5%)
CDK Global	600	31

Asset Management & Custody Banks (0.8%)
Ameriprise Financial	300	44

Automotive (2.1%)
Ford Motor	1,700	16
General Motors	800	32
Goodyear Tire & Rubber	1,200	17
Lear	160	20
Winnebago Industries	800	32

		117

Automotive Retail (0.3%)
Group 1 Automotive	200	17

Banks (4.2%)
Bank of America	1,700	52
CIT Group	500	25
Citizens Financial Group	1,100	41
JPMorgan Chase	400	47
PNC Financial Services Group	100	14
Regions Financial	1,400	22
Wells Fargo	200	10

LSV Global Value Fund
	Shares	Value (000)
Banks (continued)
Zions Bancorp	600	$27

		238

Biotechnology (2.0%)
Amgen	300	56
Biogen*	170	40
Gilead Sciences	300	20

		116

Chemicals (2.0%)
Celanese, Cl A	250	28
Eastman Chemical	490	37
Huntsman	1,200	25
LyondellBasell Industries, Cl A	300	25

		115

Commodity Chemicals (0.3%)
Kronos Worldwide	1,400	19

Computers & Services (3.1%)
DXC Technology	200	11
Hewlett Packard Enterprise	1,900	27
HP	2,000	42
NetApp	200	12
Oracle	1,100	62
Seagate Technology	400	19

		173

Data Processing & Outsourced Services (0.2%)
Sykes Enterprises*	500	14

Drug Retail (0.6%)
Walgreens Boots Alliance	600	33

Electrical Components & Equipment (0.9%)
Eaton	600	49

Financial Services (2.7%)
Ally Financial	700	23
Capital One Financial	400	37
Citigroup	800	57
Discover Financial Services	400	36

		153

Food, Beverage & Tobacco (1.4%)
JM Smucker	400	44
Molson Coors Brewing, Cl B	400	22
Pilgrim’s Pride*	500	14

		80

General Merchandise Stores (0.9%)
Target	600	52

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Health Care Distributors (0.5%)
Cardinal Health	200	$9
McKesson	120	17

		26

Health Care Facilities (0.7%)
HCA Holdings	300	40

Health Care Services (0.6%)
CVS Health	400	23
Quest Diagnostics	140	14

		37

Hotels & Lodging (0.5%)
Wyndham Destinations	600	28

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	160	23

Insurance (3.1%)
Aflac	600	32
Allstate	300	32
American Financial Group	150	16
Hartford Financial Services Group	400	23
Lincoln National	400	26
MGIC Investment	1,700	22
Prudential Financial	240	24

		175

IT Consulting & Other Services (0.8%)
International Business Machines	300	44

Machinery (2.8%)
Caterpillar	300	40
Cummins	290	48
Meritor*	1,500	37
Oshkosh	400	33

		158

Media & Entertainment (0.5%)
DISH Network, Cl A*	300	10
TEGNA	400	6
Viacom, Cl B	300	9

		25

Motorcycle Manufacturers (0.4%)
Harley-Davidson	600	21

Office Electronics (0.3%)
Xerox	575	18

LSV Global Value Fund
	Shares	Value (000)
Paper & Paper Products (0.2%)
Domtar	200	$9

Paper Packaging (1.1%)
International Paper	400	18
Packaging of America	300	30
Westrock	400	14

		62

Petroleum & Fuel Products (3.0%)
Chevron	150	18
ExxonMobil	200	15
OMV	700	35
PBF Energy, Cl A	1,000	28
Phillips 66	300	31
Valero Energy	500	43

		170

Pharmaceuticals (2.9%)
AbbVie	400	27
Jazz Pharmaceuticals*	200	28
Lannett*	500	4
Merck	500	41
Pfizer	1,700	66

		166

Reinsurance (0.4%)
Everest Re Group	100	25

Retail (1.9%)
Brinker International	200	8
Carrefour	1,700	33
Dillard’s, Cl A	100	7
Kohl’s	500	27
Kroger	1,100	23
Macy’s	400	9

		107

Semi-Conductors/Instruments (4.1%)
Applied Materials	700	34
Cirrus Logic*	600	29
Flextronics International*	600	7
Intel	1,300	66
KLA	100	14
Lam Research	300	63
Skyworks Solutions	200	17

		230

Specialized REIT’s (0.2%)
Hospitality Properties Trust	500	12

Technology Distributors (0.6%)
Arrow Electronics*	300	22

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Technology Distributors (continued)
Avnet	300	$13

		35

Technology Hardware Storage & Peripherals (0.4%)
Dell Technologies, Cl C*	35	2
Konica Minolta	2,200	18

		20

Telephones & Telecommunications (3.8%)
AT&T	500	17
Cisco Systems	1,300	72
Corning	1,100	34
Juniper Networks	1,300	35
Verizon Communications	1,000	55

		213

Thrifts & Mortgage Finance (0.4%)
Radian Group	1,100	25

Water Utilities (0.0%)
Gannett	150	2

TOTAL U.S. COMMON STOCK
(Cost $2,971)		3,245

Foreign Common Stock (39.0%)
Australia (1.3%)
Australian Pharmaceutical Industries	21,000	21
BlueScope Steel	1,900	17
Fortescue Metals Group	6,000	34

		72

Austria (0.2%)
Voestalpine	500	13

Belgium (0.3%)
Solvay	170	17

Canada (3.0%)
Air Canada, Cl B*	1,200	41
Canadian Imperial Bank of Commerce	130	10
iA Financial	600	24
Magna International	700	35
National Bank of Canada	300	15
Norbord	1,100	26
West Fraser Timber	500	20

		171

LSV Global Value Fund
	Shares	Value (000)
Chile (0.8%)
Enel Americas	275,013	$45

China (1.1%)
China CITIC Bank, Cl H	24,000	13
China Resources Power Holdings	8,000	11
Great Wall Motor, Cl H	14,500	10
Shanghai Pharmaceuticals Holding, Cl H	4,000	8
Sinotrans, Cl H	49,000	17

		59

France (3.0%)
Atos	160	13
AXA	800	20
BNP Paribas	300	14
Natixis	4,100	16
Renault	140	8
Rothschild	800	25
Sanofi	500	42
Total	600	31

		169

Germany (1.7%)
Allianz	60	14
BASF	200	13
Daimler	300	16
Deutsche Post	500	16
Muenchener Rueckversicherungs	50	12
Siemens	100	11
Volkswagen	100	17

		99

Hong Kong (2.5%)
Air China, Cl H	12,000	12
China Petroleum & Chemical, Cl H	38,000	24
China Telecom, Cl H	64,000	29
China Water Affairs Group	14,000	12
Nine Dragons Paper Holdings	17,000	14
PAX Global Technology	44,000	18
Skyworth Group	22,000	6
SmarTone Telecommunications Holdings	5,500	5
WH Group	23,000	23

		143

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hungary (0.4%)
MOL Hungarian Oil & Gas	2,400	$24

Indonesia (0.3%)
Bank Negara Indonesia Persero	27,700	17

Israel (0.4%)
Bank Hapoalim*	1,700	13
Teva Pharmaceutical Industries*	900	7

		20

Italy (1.1%)
Enel	7,000	48
Mediobanca Banca di Credito Finanziario	1,600	16

		64

Japan (6.2%)
Dowa Holdings	600	19
Isuzu Motors	1,500	17
ITOCHU	2,100	40
KDDI	1,700	44
Konoike Transport	800	12
Lintec	500	10
Mixi	800	15
Nippon Telegraph & Telephone	900	41
Nissan Motor	2,500	16
Nitto Kogyo	500	10
ORIX	2,700	39
Resona Holdings	3,100	13
Senshu Ikeda Holdings	2,400	4
Shindengen Electric Manufacturing	300	10
SKY Perfect JSAT Holdings	1,500	6
Teijin	1,900	33
Tsubakimoto Chain	400	13
Valor	500	10

		352

Netherlands (1.5%)
Aegon	3,100	15
Royal Dutch Shell, Cl B	1,300	41
Signify(A)	1,000	27

		83

LSV Global Value Fund

	Shares	Value (000)
New Zealand (0.0%)
SKY Network Television	1,700	$1

Norway (0.6%)
DNB	1,800	32

Russia (1.5%)
Gazprom PJSC ADR	6,500	48
LUKOIL PJSC ADR	370	30
X5 Retail Group GDR	300	10

		88

South Africa (0.2%)
Absa Group	800	9
Nedbank Group	96	2

		11

South Korea (2.1%)
Huons	500	21
LG Uplus	2,500	28
Samsung Electronics	1,350	51
SK Telecom	100	21

		121

Spain (0.4%)
Mapfre	7,500	21

Sweden (2.5%)
Bilia, Cl A	3,900	34
Hemfosa Fastigheter	1,000	9
Inwido	1,500	9
Nordea Bank Abp	900	6
Nyfosa*	900	5
SKF, Cl B	2,300	38
Volvo, Cl B	2,800	42

		143

Switzerland (1.7%)
Credit Suisse Group	900	11
Roche Holding AG	80	21
Swiss Life Holding	60	29
Swiss Re	200	19
UBS Group	1,300	15

		95

Taiwan (1.0%)
Compeq Manufacturing	28,000	24
Mitac Holdings	20,695	21

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Taiwan (continued)
Pegatron	6,000	$10

		55

Thailand (0.6%)
Krung Thai Bank	21,700	14
Pruksa Holding	24,700	18

		32

Turkey (0.8%)
Eregli Demir ve Celik Fabrikalari	6,500	9
KOC Holding	5,500	18
TAV Havalimanlari Holding	4,600	21

		48

United Kingdom (3.8%)
3i Group	1,700	23
BAE Systems	4,500	30
Bellway	400	14
Berkeley Group Holdings	400	19
BP	1,800	12
Britvic	2,500	28
Centrica	11,900	11
Halfords Group	2,500	6
J Sainsbury	6,000	14
Lloyds Banking Group	43,500	28
Old Mutual	3,000	4
Quilter(A)	1,000	2
Restaurant Group	200	—
Smurfit Kappa Group	700	22

		213

TOTAL FOREIGN COMMON STOCK
(Cost $2,444)		2,208

Foreign Preferred Stock (1.0%)
Brazil (1.0%)**
Itausa	16,800	55

TOTAL FOREIGN PREFERRED STOCK
(Cost $47)		55

LSV Global Value Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.0%)
South Street Securities 2.300%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $57 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $54, 0.000% - 3.000%, 11/30/19 -11/30/49; total market value $58)	$57	$57

TOTAL REPURCHASE AGREEMENT
(Cost $57)		57

Total Investments – 98.3%
(Cost $5,519)		$5,565

Percentages are based on Net Assets of $5,662 (000).

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

*	Non-income producing security.
**	No rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

July 31, 2019 (Unaudited)

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock United States	$ 3,125	$ 120	$ –	$3,245
Foreign Common Stock
Australia	–	72	–	72
Austria	–	13	–	13
Belgium	–	17	–	17
Canada	171	–	–	171
Chile	45	–	–	45
China	–	59	–	59
France	–	169	–	169
Germany	–	99	–	99
Hong Kong	–	143	–	143
Hungary	–	24	–	24
Indonesia	–	17	–	17
Israel	–	20	–	20
Italy	–	64	–	64
Japan	–	352	–	352
Netherlands	–	83	–	83
New Zealand	–	1	–	1
Norway	–	32	–	32
Russia	30	58	–	88
South Africa	–	11	–	11
South Korea	–	121	–	121
Spain	–	21	–	21
Sweden	–	143	–	143
Switzerland	–	95	–	95
Taiwan	–	55	–	55
Thailand	–	32	–	32
Turkey	–	48	–	48
United Kingdom	–	213	–	213
Total Foreign Common Stock	246	1,962	–	2,208
Total Foreign Preferred Stock	55	–	–	55
Total Repurchase Agreement	–	57	–	57
Total Investments in Securities	$3,426	$2,139	$–	$5,565

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended July 31, 2019, there were transfers of $1,962(000) from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-1100